Notes Payable (Tables)	12 Months Ended
Dec. 31, 2017
Notes Payable [Abstract]
Schedule of Notes Payable
	December 31, 2017		December 31, 2016
Issuing bank	RMB	US$	RMB
SPD Bank	37,900	5,825	70,920
Bank of Weifang	30,000	4,611	29,968

	67,900	10,436	100,888